                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       D. E. Shaw & Co., L.P. (see notes 2 and 3)
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Address:    120 West 45th Street, 39th Floor
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            New York, NY 10036
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Form 13F File Number: 28-5394
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Stuart Steckler
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Title:      Managing Director
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Phone:      (212) 478-0000
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Signature, Place, and Date of Signing:

/s/Stuart Steckler      New York, NY            February 6, 2001
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[Signature]             [City, State]           [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number        Name

28-5396                     D. E. Shaw & Co., Inc. (see notes 1, 2, 3)
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Form 13F                                                            Page 3 of 4


Manager Reporting on Behalf of Reporting Manager: D. E. Shaw & Co., Inc. (See notes #1, #2, and #3).

Form 13F                                                            Page 4 of 4


NOTES

1. D. E. Shaw & Co., Inc. disclaims status as an institutional investment manager and makes this filing in its capacity as the parent entity of investment advisers.

2. D. E. Shaw & Co., Inc. or its subsidiaries ("D. E. Shaw") are general partners or members of various entities and therefore may exercise investment discretion for them. D. E. Shaw disclaims that it exercises investment discretion for certain of such entities, but includes the holdings of all such subentities in this form.

3. D. E. Shaw & Co., Inc. or its subsidiaries ("D. E. Shaw") are general partners or members of various entities and therefore may exercise voting discretion for them. D. E. Shaw disclaims that it exercises voting discretion for certain of such entities, but includes the holdings of all such subentities in this form.

                                POWER OF ATTORNEY
                               FOR CERTAIN FILINGS
                    UNDER THE SECURITIES EXCHANGE ACT OF 1934


I, David E. Shaw, hereby make, constitute and appoint each of:

      Lou Salkind and

      Stu Steckler,

acting individually, as my agent and attorney-in-fact, with full power of substitution, for the purpose of, from time to time, executing in my name and/or my capacity as President of D. E. Shaw & Co., Inc. (acting for itself or as the general partner or managing member of D. E. Shaw & Co., L. P., D.E. Shaw Development, L.P., D. E. Shaw & Co., L.L.C., D. E. Shaw Development, L.L.C., or Attenuon, L.L.C.) all documents, certificates, instruments, statement, other filings and amendments to the forgoing (collectively, "documents") determined by such person to be necessary or appropriate to comply with ownership or control-person reporting requirements imposed by any United States or non-United States governmental or regulatory authority, including without limitation Forms 3, 4, 5, 13D, 13F and 13G required to be filed with the Securities and Exchange Commission; and delivering, furnishing or filing any such documents with the appropriate governmental or regulatory authority. Any such determination shall be conclusively evidenced by such person's execution and delivery, furnishing or filing of the applicable document.

This power of attorney shall be valid from the date hereof and replaces the power granted on January 14, 1997, which is hereby cancelled.

IN WITNESS HEREOF, I have executed this instrument as of the date set forth below.

Date: February 5, 2001

DAVID E. SHAW
/s/David E. Shaw
New York, New York